Commodity Derivative Instruments - Summary of Contracts (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) MMBTU / $ MMBTU Counterparty $ / MMBTU $ / bbl bbl	Dec. 31, 2015 $ / MMBTU MMBTU Counterparty $ / bbl bbl
Commodity derivative contracts
Number of counterparties | Counterparty	6	6
Derivative instruments in a net liability position with credit-risk-related contingent features | $	$ 0
Crude | Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	525,000	250,000
Weighted average fixed price, Swaps (in dollars per unit) | $ / bbl	38.70	51.63
Crude | Swaps, 2017
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	1,950,000
Weighted average fixed price, Swaps (in dollars per unit) | $ / bbl	43.91
Crude | Calls, 2016 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	839,000
Weighted average fixed price, Calls (in dollars per barrel) | $ / bbl	55.15
Crude | Calls, 2017 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	4,000,000
Weighted average fixed price, Calls (in dollars per barrel) | $ / bbl	53.59
Crude | Calls, 2018 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	100,000
Weighted average fixed price, Calls (in dollars per barrel) | $ / bbl	55.00
Crude | Puts, 2016 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	750,000
Weighted average fixed price, Puts (in dollars per barrel) | $ / bbl	45.00
Crude | Puts, 2016 | Purchased
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	1,125,000	300,000
Weighted average put price (in dollars per barrel) | $ / bbl	51.44	40.00
Crude | Puts, 2017 | Sold
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	3,800,000
Weighted average fixed price, Puts (in dollars per barrel) | $ / bbl	36.41
Crude | Puts, 2017 | Purchased
Summary of commodity derivative contracts
Notional volume (in barrels) | bbl	4,000,000
Weighted average put price (in dollars per barrel) | $ / bbl	46.15
Natural Gas | Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	3,315,000	13,357,278
Weighted average fixed price, Swaps (in dollars per unit) | $ / MMBTU	3.09
Weighted average fixed price ($/MMBtu) | $ / MMBTU		3.13
Natural Gas | Swaps, 2017
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	20,620,000	13,320,000
Weighted average fixed price, Swaps (in dollars per unit) | $ / MMBTU	3.02
Weighted average fixed price ($/MMBtu) | $ / MMBTU		3.01
Natural Gas | Swaps, 2018
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	1,200,000
Weighted average fixed price, Swaps (in dollars per unit) | $ / MMBTU	3.03
Natural Gas | Basis Swaps, 2016
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	990,000
Weighted average fixed price ($/MMBtu) | MMBTU / $	(0.19)
Natural Gas | Basis Swaps, 2017
Summary of commodity derivative contracts
Notional volume (in MMBtu) | MMBTU	990,000
Weighted average fixed price ($/MMBtu) | MMBTU / $	(0.19)